Thrivent Small-Mid Cap ESG ETF

Schedule of Investments as of December 31, 2024(unaudited)

Shares	Common Stock 99.2%	Value
Consumer Discretionary 16.3%
14,276	Burlington Stores, Inc. [a]	$4,069,517
42,660	Champion Homes, Inc. [a]	3,758,346
9,888	Group 1 Automotive, Inc.	4,167,594
13,868	Installed Building Products, Inc.	2,430,367
34,715	Modine Manufacturing Co. [a]	4,024,510
581	NVR, Inc. [a]	4,751,941
49,469	Patrick Industries, Inc.	4,109,884
41,181	SharkNinja, Inc. [a]	4,009,382
87,621	Tractor Supply Co.	4,649,170
56,643	Wyndham Hotels & Resorts, Inc.	5,709,048
	Total	41,679,759
Consumer Staples 3.0%
8,163	Casey's General Stores, Inc.	3,234,426
66,148	U.S. Foods Holding Corp. [a]	4,462,344
	Total	7,696,770
Energy 1.6%
141,863	TechnipFMC plc	4,105,515
	Total	4,105,515
Financials 16.3%
37,059	Arch Capital Group, Ltd.	3,422,399
54,800	Banner Corp.	3,658,996
74,348	Enterprise Financial Services Corp.	4,193,227
238,774	FNB Corp.	3,529,080
8,296	Kinsale Capital Group, Inc.	3,858,718
90,666	OneMain Holdings, Inc.	4,726,419
33,862	Raymond James Financial, Inc.	5,259,784
76,612	Synovus Financial Corp.	3,924,833
79,036	TPG, Inc.	4,966,622
44,720	Triumph Financial, Inc. [a]	4,064,154
	Total	41,604,232
Health Care 9.8%
16,470	Align Technology, Inc. [a]	3,434,160
61,731	Bio-Techne Corp.	4,446,484
53,956	Haemonetics Corp. [a]	4,212,884
43,270	HealthEquity, Inc. [a]	4,151,756
22,268	Labcorp Holdings, Inc.	5,106,498
17,919	STERIS plc	3,683,430
	Total	25,035,212
Industrials 23.2%
22,774	Advanced Drainage Systems, Inc.	2,632,674
103,696	Atmus Filtration Technologies, Inc.	4,062,809
135,301	CECO Environmental Corp. [a]	4,090,149
11,698	Clean Harbors, Inc. [a]	2,692,178
81,328	Core & Main, Inc. Class A [a]	4,140,409
45,128	FTAI Aviation, Ltd.	6,500,237
233,949	Gates Industrial Corp. plc [a]	4,812,331
12,064	IES Holdings, Inc. [a]	2,424,381
52,349	Limbach Holdings, Inc. [a]	4,477,933
59,329	nVent Electric plc	4,043,865
12,301	Quanta Services, Inc.	3,887,731
24,251	Regal Rexnord Corp.	3,762,058
11,633	Saia, Inc. [a]	5,301,507
34,081	TransUnion	3,159,650
19,234	WESCO International, Inc.	3,480,585
	Total	59,468,497
Shares	Common Stock 99.2%	Value
Information Technology 14.6%
31,297	ASGN, Inc. [a]	$2,608,292
60,552	Bel Fuse, Inc. Class B	4,993,723
53,803	Celestica, Inc. [a]	4,966,017
30,801	Coherent Corp. [a]	2,917,779
2,179	Fair Isaac Corp. [a]	4,338,236
220,245	Kyndryl Holdings, Inc. [a]	7,620,477
28,262	Lattice Semiconductor Corp. [a]	1,601,042
16,729	Littelfuse, Inc.	3,942,189
11,085	Zebra Technologies Corp. Class A [a]	4,281,249
	Total	37,269,004
Materials 7.4%
37,747	Eastman Chemical Co.	3,447,056
151,227	Element Solutions, Inc.	3,845,702
59,527	International Paper Co.	3,203,743
42,387	Knife River Corp. [a]	4,308,215
36,468	Steel Dynamics, Inc.	4,159,905
	Total	18,964,621
Real Estate 3.7%
25,485	Colliers International Group, Inc.	3,465,196
80,987	National Storage Affiliates Trust	3,070,217
73,234	Rexford Industrial Realty, Inc.	2,831,226
	Total	9,366,639
Utilities 3.3%
133,920	NiSource, Inc.	4,922,899
17,517	Talen Energy Corp. [a]	3,529,150
	Total	8,452,049
	Total Common Stock (Cost $220,208,341)	253,642,298

Shares or Principal Amount	Short-Term Investments 1.4%	Value
105,000	U.S. Treasury Bills, 4.53%, 01/16/2025 [b]	104,827
1,905,000	U.S. Treasury Bills, 4.47%, 02/13/2025 [b]	1,895,579
100,000	U.S. Treasury Bills, 4.25%, 02/27/2025 [b]	99,343
800,000	U.S. Treasury Bills, 4.48%, 01/28/2025 [b]	797,575
175,000	U.S. Treasury Bills, 4.48%, 01/14/2025 [b]	174,755
185,000	U.S. Treasury Bills, 4.45%, 02/04/2025 [b]	184,289
270,000	U.S. Treasury Bills, 4.43%, 02/11/2025 [b]	268,745
	Total Short-Term Investments (Cost $3,524,070)	3,525,113
	Total Investments (Cost $223,732,411) 100.6%	257,167,411
	Other Assets and Liabilities, Net (0.6%)	(1,462,706)
	Total Net Assets 100.0%	$255,704,705

a	Non-income producing security.
b	The interest rate shown reflects the yield.

Definitions:
plc	–	Public Limited Company.
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Thrivent Small-Mid Cap ESG ETF

Schedule of Investments as of December 31, 2024(unaudited)
Fair Valuation Measurements
The following table is a summary of the inputs used, as of December 31, 2024, in valuing Thrivent Small-Mid Cap ESG ETF's assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	$41,679,759	$41,679,759	$—	$—
Consumer Staples	7,696,770	7,696,770	—	—
Energy	4,105,515	4,105,515	—	—
Financials	41,604,232	41,604,232	—	—
Health Care	25,035,212	25,035,212	—	—
Industrials	59,468,497	59,468,497	—	—
Information Technology	37,269,004	37,269,004	—	—
Materials	18,964,621	18,964,621	—	—
Real Estate	9,366,639	9,366,639	—	—
Utilities	8,452,049	8,452,049	—	—
Short-Term Investments	3,525,113	—	3,525,113	—
Total Investments at Value	$257,167,411	$253,642,298	$3,525,113	$—
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Notes to Schedule of Investments

as of December 31, 2024
(unaudited)
SIGNIFICANT ACCOUNTING POLICIES
Valuation of Investments — Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the last sale price on the principal exchange as of the close of regular trading on such exchange or the official closing price of the national market system. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Board. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Investments in open-ended mutual funds are valued at their net asset value ("NAV") at the close of each business day.
The Board has delegated responsibility for daily valuation of the Fund's securities to Thrivent Asset Management, LLC (the “Adviser”). The Adviser has formed a Valuation Committee (the “Committee”) that is responsible for overseeing the Fund’s valuation policies in accordance with Valuation Policies and Procedures. The Committee meets on a monthly and on an as-needed basis to review price challenges, price overrides, stale prices, shadow prices, manual prices, and other securities requiring fair valuation.
The Committee monitors for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Fund. Examples of such events include trading halts, national news/events, and issuer-specific developments. If the Committee decides that such events warrant using fair value estimates, the Committee will take such events into consideration in determining the fair value of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.
In accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), the various inputs used to determine the fair value of the Fund's investments are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities, typically included in this level are U.S. equity securities, futures, options and registered investment company funds. Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk, typically included in this level are fixed income securities, international securities, swaps and forward contracts. Level 3 includes significant unobservable inputs such as the Adviser’s own assumptions and broker evaluations in determining the fair value of investments. The valuation levels are not necessarily an indication of the risk associated with investing in these securities or other investments. Investments measured using net asset value per share as a practical expedient for fair value and that are not publicly available-for-sale are not categorized within the fair value hierarchy.
Foreign Currency Translation — The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities that are denominated in foreign currencies are translated into U.S. dollars at the daily closing rates of exchange.
Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. Net realized and unrealized currency gains and losses are recorded from closed currency contracts,  disposition of foreign currencies, exchange gains or losses between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. The Fund does not separately report the effect of changes in foreign exchange rates from changes in prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statement of Operations.
For federal income tax purposes, the Fund treats the effect of changes in foreign exchange rates arising from actual foreign currency transactions and the changes in foreign exchange rates between the trade date and settlement date as ordinary income.
Additional information for the Fund's policy regarding valuation of investments and other significant accounting policies can be obtained by referring to the Fund's most recent annual or semiannual shareholder report.